18. Related Party Transactions: Schedule Of Remuneration Of Directors And Other Members Of Key Management Personnel (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Details
Directors' and officers' consulting fees	$ 951,347	$ 687,585	$ 200,858
Cash payment	334,738	0	0
Exploration and evaluation expenditures	415,325	220,765	48,000
Addendum payments	2,554,830	0	0
Total	$ 4,256,240	$ 908,350	$ 248,858